Basis of preparation	12 Months Ended
Jun. 30, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of preparation
Basis of preparation
These consolidated financial statements were prepared in accordance with International Financial Reporting Standards ("IFRS"), as issued by the International Accounting Standards Board ("IASB"), on a going concern basis. The accounting policies applied in these consolidated financial statements were based on IFRS issued and outstanding as at June 30, 2019.
These consolidated financial statements have been authorized for issuance by the Board of Directors on September 23, 2019.